Schedule of provisions and judicial deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Carrying amount	$ 36,828	$ 30,896	$ 26,070
Legal proceedings provision tax [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Judicial deposits	(1,528)	(1,594)
Provision	6,062	7,828
Carrying amount	4,534	6,234
Legal Proceedings Provision Labor [Member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Judicial deposits	(2,752)	(2,797)
Provision	21,431	18,005
Carrying amount	18,679	15,208
Legal proceedings provision civil [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Judicial deposits	(751)	(722)
Provision	1,451	1,507
Carrying amount	700	785
Legal proceedings provision environmental [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Provision	12,915	8,669
Carrying amount	12,915	8,669
Legal proceedings provision [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Judicial deposits	(5,031)	(5,113)
Provision	41,859	36,009
Carrying amount	$ 36,828	$ 30,896